Capital Structure - Additional Information (Details) - USD ($)																		1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 06, 2022	Dec. 02, 2022	Sep. 01, 2022	Aug. 24, 2022	May 17, 2022	Mar. 01, 2022	Dec. 29, 2021	Dec. 28, 2021	May 31, 2021	Feb. 28, 2021	Jan. 21, 2021	Dec. 21, 2020	Oct. 19, 2020	May 29, 2020	Nov. 21, 2019	Nov. 15, 2019	Oct. 03, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 29, 2022	Sep. 19, 2022	Feb. 28, 2022
Schedule Of Capitalization Equity [Line Items]
Common stock, shares authorized to issue																			190,000,000	190,000,000
Common stock, par value						$ 0.01													$ 0.01	$ 0.01
Proceeds from a direct offering, net of transaction costs									$ 3,658,000		$ 16,187,000								$ 18,637,000	$ 0
Management Fee Percentage						1.00%	1.00%			1.00%	1.00%									1.00%
Underwriter cash fee		$ 3,916,000		$ 5,044,000		$ 1,720,000	$ 7,000
Exercise of warrants	961,787
Warrant to purchase of common stock						2,469
Exercise price of warrants							$ 130
Public offering price for pre-funded warrant							$ 113,600
Common stock in direct offering										10,021	7,857
Partially exercised additional warrants purchase																								2,847
Placement agents cash fee percentage						6.00%				6.00%	6.00%									7.00%
Management fee percentage						1.00%	1.00%			1.00%	1.00%									1.00%
Preferred stock, shares authorized																			10,000,000	10,000,000
Preferred stock, par value																			$ 0.01	$ 0.01
Preferred stock, shares issued																			0	8,289
Preferred stock, shares outstanding																			0	8,289
Preferred stock, converted to common stock, shares								34,000
Right to cast votes per share																			The Preferred Stock have no voting rights, other than the right to vote as a class on certain matters, and each share of Preferred Stock will have the right to cast 125,000 votes per share of Preferred Stock on an amendment to the Company’s Amended and Restated Articles of Incorporation
Common stock, shares issued																			1,623,913	70,181
Warrants expiration date		Dec. 02, 2027		Aug. 29, 2027		May 17, 2027
Proceeds from issuance of warrants	$ 4,328,000						$ 8,791,000
Increase in fair value of warrants																			$ (7,000)	$ (58,000)
Exercise price of warrants		$ 5.99375		$ 26.25		$ 60.75				$ 1,190	$ 2,240
Beneficial conversion charge																				$ 2,422,000
Warrants offering price, percentage						125.00%
January Warrants
Schedule Of Capitalization Equity [Line Items]
Offering price of warrant												$ 175
Warrant to purchase of common stock												7,358
Warrant to purchase of common stock																			7,358
Offering price of pre-funded warrant												$ 175
Exercise price of warrants												2,240							$ 4.5
May Warrants
Schedule Of Capitalization Equity [Line Items]
Proceeds from a direct offering, net of transaction costs										$ 10,861,000
Common Stock at a combined offering price						$ 48.6
Common stock in public offering						41,152
Warrant to purchase of common stock										10,021
Conversion of stock, shares						41,152
Warrant to purchase of common stock																			4,008
Exercise price of warrants						$ 43.6				$ 1,260									$ 23.924
MAM Eagle Lender, LLC
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock															376
Exercise price of warrants															$ 6,426
Series B Preferred Stock
Schedule Of Capitalization Equity [Line Items]
Common stock, par value																						$ 0.01
Preferred stock, par value																							$ 0.01
Preferred stock, shares issued																					20,003.745
Right to cast votes per share																		1,000,000
Series B Pre-funded Warrants
Schedule Of Capitalization Equity [Line Items]
Common Stock at a combined offering price				$ 20.6
Warrant to purchase of common stock				106,607
Exercise price of warrants				0.4
Exercise price of warrants				$ 0.01
May Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock										601
Exercise price of warrants										$ 1,487.5
September 2022 Series A1 Warrants
Schedule Of Capitalization Equity [Line Items]
Common stock, par value				$ 0.01
Common stock in public offering				188,872
Warrant to purchase of common stock				188,872
September 2022 Series A2 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock				106,607
Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Common Stock at a combined offering price		4.795		$ 21
Warrant to purchase of common stock				188,872
Exercise price of warrants		4.5		$ 21
Series B Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock																			15
December 2021 Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock									724
Exercise price of warrants									$ 448
December 2021 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock									9,062
Exercise price of warrants													$ 1,652
March 2022 Warrants
Schedule Of Capitalization Equity [Line Items]
Offering price of warrant							$ 114
Warrant to purchase of common stock							87,719
Additional warrants to purchase of common stock							13,158
Exercise price of warrants							0.4
Common stock in direct offering							45,791
Pre-funded warrants to purchase of common stock							41,929
Warrants issued to purchase shares of common stock							13,158
Offering price of pre-funded warrant							$ 114
January Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Exercise price of warrants												$ 2,800
January Placement Agent Warrants | January Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock												441
January Placement Agent Warrants | December Series A Warrant
Schedule Of Capitalization Equity [Line Items]
Percentage of cash fee on gross proceeds													6.00%
Percentage of management fee on gross proceeds													1.00%
February Placement Agent Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock											471
Exercise price of warrants											$ 2,800
December 2022 Series A-3 Warrants
Schedule Of Capitalization Equity [Line Items]
Common stock, par value		$ 0.01
Common stock in public offering		54,787
Warrant to purchase of common stock		54,787
December 2022 Series A-4 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock		54,787
Series A-3 Pre-funded Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock		988,000
Series A-4 Pre-funded Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock		988,000
Series C Pre-funded Warrants
Schedule Of Capitalization Equity [Line Items]
Common Stock at a combined offering price		$ 4.785
Warrant to purchase of common stock		988,000
Exercise price of warrants		$ 0.01
Underwriter Warrants
Schedule Of Capitalization Equity [Line Items]
Underwriter warrant purchase of common stock							5,263
Exercise price of warrants							$ 142.5
Warrant Exchange Agreements
Schedule Of Capitalization Equity [Line Items]
Common stock, shares issued														848
Warrant Exchange Agreements | March Series A and Series B Warrants
Schedule Of Capitalization Equity [Line Items]
Reclassification to equity upon warrant exchange														$ 21,858,000
Warrant Exchange Agreements | March Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Common stock, par value														$ 14
Warrant Exchange Agreements | March Series B Warrants
Schedule Of Capitalization Equity [Line Items]
Warrants expiration date														Apr. 26, 2021
Warrant Exchange Agreements | Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Warrants issued to purchase shares of common stock														0.2
Warrant Amendment Agreements
Schedule Of Capitalization Equity [Line Items]
Exercise of warrants					2,875
Proceeds from issuance of warrants					$ 69,000
Increase in fair value of warrants					$ 1,151,000
Warrant Amendment Agreements | Series A Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock					7,234
Exercise price of warrants					$ 1,680
Warrant Amendment Agreements | Series A Warrants One
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock					7,358
Exercise price of warrants					$ 2,240
Warrant Amendment Agreements | Series A Warrants Two
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock					10,021
Exercise price of warrants					$ 1,260
Warrant Amendment Agreements | Series A Warrants Three
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock					9,062
Exercise price of warrants					$ 448
Warrant Amendment Agreements | Existing Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock					88,615
Exercise price of warrants					$ 23.92
Exercise price of warrants					$ 130
December Warrant Amendment Agreement
Schedule Of Capitalization Equity [Line Items]
Warrants expiration date			Dec. 06, 2027
Increase in fair value of warrants			$ 746,000
December Warrant Amendment Agreement | December Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			7,234
Exercise price of warrants			$ 23.92
December Warrant Amendment Agreement | December Warrants One
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			7,358
Exercise price of warrants			$ 23.92
December Warrant Amendment Agreement | December Warrants Two
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			6,013
Exercise price of warrants			$ 23.92
December Warrant Amendment Agreement | December Warrants Three
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			5,143
Exercise price of warrants			$ 23.92
December Warrant Amendment Agreement | December Warrants Four
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			48,246
Exercise price of warrants			$ 23.92
December Warrant Amendment Agreement | December Series A-1 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			14,404
Exercise price of warrants			$ 43.6
December Warrant Amendment Agreement | December Series A-2 Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			142,858
Exercise price of warrants			$ 21
December Warrant Amendment Agreement | December Existing Warrants
Schedule Of Capitalization Equity [Line Items]
Warrant to purchase of common stock			142,858
Exercise price of warrants			$ 4.5
Exercise price of warrants			$ 21
Recro
Schedule Of Capitalization Equity [Line Items]
Issuance of common stock																6,712
Recro | Separation Agreement
Schedule Of Capitalization Equity [Line Items]
Right to receive common stock																1
Number of shares held for distribution of new shares																	2.5
H C Wainwright and Co LLC
Schedule Of Capitalization Equity [Line Items]
Management Fee Percentage		1.00%		1.00%
Placement agents cash fee percentage		7.00%		7.00%		7.00%
Management fee percentage		1.00%		1.00%
Warrants issued to purchase shares of common stock		62,567		17,728
Series A Preferred Stock
Schedule Of Capitalization Equity [Line Items]
Preferred stock, par value									$ 0.01
Preferred stock, shares issued									42,289.3
Preferred stock, converted to common stock									$ 12,083,000
Preferred stock, conversion price											$ 350
Preferred stock value per share									100.00%